UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Goodwill	€ 18,419	€ 18,419
Intangible assets	6,606	6,606
Property, plant and equipment	2,159	2,666
Other financial assets	5,551	5,919
Other receivables and assets	804	948
Total non-current assets	33,539	34,558
Current assets
Other financial assets	8,018	7,554
Other receivables and assets	17,138	18,896
Cash and cash equivalents	60,946	144,221
Total current assets	86,102	170,671
TOTAL ASSETS	119,641	205,228
Shareholders’ equity
Share capital	635	633
Premiums related to share capital	479,204	478,905
Translation reserve	484	(75)
Retained earnings	(427,819)	(262,637)
Net loss for the period	(100,784)	(176,242)
Total shareholders’ equity	(48,280)	40,584
Non-current liabilities
Retirement benefit obligations	805	756
Provisions	1,261	819
Borrowings	17,896	29,056
Convertible loan notes	17,833	23,370
Derivative instruments	3,639	3,620
Royalty certificates	14,135	13,023
Total non-current liabilities	55,570	70,645
Current liabilities
Borrowings	24,641	22,195
Convertible loan notes	24,203	21,574
Derivative instruments	1,557	1,166
Provisions	1,226	532
Trade payables and other current liabilities	57,497	43,824
Tax and employee-related payables	3,228	4,709
Total current liabilities	112,352	93,999
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 119,641	€ 205,228